Short-term Investments	12 Months Ended
Dec. 31, 2019
Agreement Termination Period From Date Of Effective Control Change
Short-term Investments

4. SHORT-TERM INVESTMENTS

Short-term investments are comprised of a highly liquid Canadian dollar denominated guaranteed investment certificate with an initial term to maturity greater than ninety days, but not more than one year, that is readily convertible to a contracted amount of cash. The counter-party is a Canadian financial institution. During the year ended December 31, 2019, the instrument was yielding an annual interest rate range of 1.25% (December 31, 2018 - 1.55%).